Leases - Summary of Lease Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Detailed Information About Lease Expenses [Abstract]
Interest expenses on lease liabilities	¥ 17,326	¥ 15,401	¥ 12,833
Expenses related to short-term leases accounted for applying an exemption	32,655	35,767	20,798
Income from subleases	(1,283)	(1,202)	(1,589)
Net cash outflows for leases	¥ 112,534	¥ 109,673	¥ 100,438